MITCHELL HUTCHINS SERIES TRUST
                              HIGH INCOME PORTFOLIO


                                                              August 25, 2000


Dear Investor,

         This is a supplement to the prospectus dated May 1, 2000. Sales of fund shares to insurance company separate accounts will be terminated effective September 15, 2000.